EMPLOYEE BENEFITS - Defined benefit pension plan - Allocation of plan assets (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined benefit pension plan
Allocation for plan assets
Target allocation of shares (as a percent)	50.00%	50.00%
Target allocation of debt securities (as a percent)	40.00%	40.00%
Target allocation of alternative securities (as a percent)	10.00%	10.00%
Brazilian Plans
Allocation for plan assets
Fixed income	98.00%	97.00%
Others	2.00%	3.00%
Total	100.00%	100.00%
North American Plans
Allocation for plan assets
Fixed income	48.30%	45.80%
Variable income	45.00%	48.50%
Others	6.70%	5.70%
Total	100.00%	100.00%